Deferred Tax Position - Schedule of Deferred Tax Assets and Deferred Tax Liability (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Schedule of Deferred Tax Assets and Deferred Tax Liability [Line Items]
Temporary differences		R$ 1,369,967	R$ 492,390
Provisions for credit losses		1,011,633	405,475
Fair value adjustment - Financial assets measured at fair value through profit or loss		42,877	69,523
Others		315,457	17,393
Tax loss and social contribution negative basis	[1]	705,963	73,847
Total		2,075,930	566,237
Fair value adjustment – future contract (DI and DDI)		37,791
Total		37,791
Realization [Member]
Schedule of Deferred Tax Assets and Deferred Tax Liability [Line Items]
Temporary differences		(580,488)
Provisions for credit losses		(530,898)
Fair value adjustment - Financial assets measured at fair value through profit or loss		(26,646)
Others	[2]	(22,944)
Tax loss and social contribution negative basis	[1]	(9,295)
Total		(589,783)
Fair value adjustment – future contract (DI and DDI)
Total
Additions [Member]
Schedule of Deferred Tax Assets and Deferred Tax Liability [Line Items]
Temporary differences		1,458,063
Provisions for credit losses		1,137,055
Fair value adjustment - Financial assets measured at fair value through profit or loss
Others	[3]	321,008
Tax loss and social contribution negative basis	[4]	641,411
Total		2,099,474
Fair value adjustment – future contract (DI and DDI)		37,791
Total		R$ 37,791

[1]	The realization refers to the subsidiary Guiabolso Finanças e Correspondente Bancário e Serviços Ltda., which has been occurring in taxable profit since January, 2025.
[2]	The realization refers to the payment of the profit sharing programs.
[3]	The amounts mainly represent temporary adjustments for the fiscal year ending December 31, 2025, including adjustments related to profit sharing, long-term incentives, contingencies, among others.
[4]	In 2025, PicPay reported accounting and taxable income, consolidating the prospect of recoverability of deferred tax assets. Therefore, deferred tax assets have been recognized based on the projection of future taxable income supported by approved business plans and budgets.